UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: This Amendment :
[ ] is a restatement [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Pollux Capital
           --------------------------------------------------
Address:   Rua Visconde de Piraja, 250 - 7th floor
           --------------------------------------------------
           Rio de Janeiro, RJ 22410-000
           --------------------------------------------------
           Brazil
           --------------------------------------------------

Form 13F File Number: 028-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sergio Campos
           --------------------------------------------------
Title:     Chief Financial Officer / Chief Operating Officer
           --------------------------------------------------
Phone:     (55 21) 2227-9000
           --------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Sergio Campos,  Rio de Janeiro - RJ /Brazil,  11/14/2008

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        19
                                               -------------

Form 13F Information Table Value Total:        $111,116
                                               -------------
                                                (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                            FORM 13F INFORMATION TABLE


         COLUMN 1                 COLUMN 2   COLUMN 3  COLUMN 4    COLUMN 5     COLUMN 6             COLUMN 7   COLUMN8

                                                          VALUE    SHRS OR      SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP     (x$1000)   PRN AMT      PRN CALL DISCRETION  MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- ----------- -----------  -------- ----------- ---------- ------- ------ ----
CIA VALE DO RIO DOCE-ADR       SPONSORED ADR 204412209    3,830      200,000    SH       SOLE                   200,000   0     0


ISHARES MSCI BRAZIL            MSCI BRAZIL   464286400    8,165      145,000    SH       SOLE                   145,000   0     0


ISHARES MSCI EMERGING MKT IN   MSCI EMER MKT 464287234   20,502      600,000    SH       SOLE                   600,000   0     0


GOLDMAN SACHS GROUP INC        COM           38141G104   27,302      213,300    SH       SOLE                   213,300   0     0


JPMORGAN CHASE & CO            COM           46625H100    2,335       50,000    SH       SOLE                    50,000   0     0


MERRILL LYNCH & CO INC         COM           590188108    7,464      295,000    SH       SOLE                   295,000   0     0


COACH INC                      COM           189754104    3,105      124,000    SH       SOLE                   124,000   0     0


FREEPORT-MCMORAN COPPER        COM           35671D857    2,678       47,100    SH       SOLE                    47,100   0     0


PEABODY ENERGY CORP            COM           704549104    1,530       34,000    SH       SOLE                    34,000   0     0


MONSANTO CO                    COM           61166W101    2,821       28,500    SH       SOLE                    28,500   0     0


GENERAL ELECTRIC CO            COM           369604103    3,188      125,000    SH       SOLE                   125,000   0     0


VISA INC-CLASS A SHARES        COM           92826C839    1,473       24,000    SH       SOLE                    24,000   0     0


CB RICHARD ELLIS GROUP INC-A   COM           12497T101    2,772      207,300    SH       SOLE                   207,300   0     0


DR HORTON INC                  COM           23331A109    1,302      100,000    SH       SOLE                   100,000   0     0


UNION PACIFIC CORP             COM           907818108    3,131       44,000    SH       SOLE                    44,000   0     0


APPLE INC                      COM           037833100    2,549       22,430    SH       SOLE                    22,430   0     0


QUALCOMM INC                   COM           747525103    1,504       35,000    SH       SOLE                    35,000   0     0


ELECTRONIC ARTS INC            COM           285512109    4,420      119,500    SH       SOLE                   119,500   0     0


ACTIVISION BLIZZARD INC        COM           00507V109    5,277      342,000    SH       SOLE                   342,000   0     0

